Expense Example - Mercer Opportunistic Fixed Income Fund	Apr. 15, 2025 USD ($)
Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,754
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,473
Class Y-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,359
Class Y-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	$ 1,186